Note 6 - Disclosures to the Statement of Income and Loss - General and Administrative Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Professional services	€ 7,030	€ 4,830	€ 670
Personnel expenses	4,574	9,148	1,325
Impairment	1,965	0	0
Expenses without sufficient supporting documentation	0	21	70
Other	1,525	405	352
General and administrative expenses	15,094	14,404	2,417
Conversion stock option program (CSOP) [member]
Statement Line Items [Line Items]
Personnel expenses	€ 761	€ 7,488	€ 0